Horizon Defensive Core Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 89.9%	Shares	Value
Aerospace & Defense - 2.1%
Boeing Co. (a)	6,184	$ 1,284,911
General Dynamics Corp.	1,779	660,632
General Electric Co.	8,466	2,842,121
Honeywell Aerospace, Inc. (a)	3,230	510,695
Howmet Aerospace, Inc.	2,649	648,872
L3Harris Technologies, Inc.	1,867	497,089
Lockheed Martin Corp.	1,617	907,509
Northrop Grumman Corp.	894	482,492
RTX Corp.	10,894	2,263,011
TransDigm Group, Inc.	425	497,989
		10,595,321

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	3,604	539,375
Expeditors International of Washington, Inc.	2,785	528,175
FedEx Corp.	1,572	514,673
		1,582,223

Automobiles - 1.6%
General Motors Co.	6,244	538,982
Tesla, Inc. (a)	20,817	7,659,615
		8,198,597

Banks - 3.3%
Bank of America Corp.	58,170	3,603,050
Citizens Financial Group, Inc.	7,064	486,498
Huntington Bancshares, Inc.	29,345	489,621
JPMorgan Chase & Co.	22,874	8,143,602
M&T Bank Corp.	2,067	483,554
PNC Financial Services Group, Inc.	2,591	620,881
US Bancorp	10,008	616,293
Wells Fargo & Co.	24,019	2,075,001
		16,518,500

Beverages - 1.2%
Coca-Cola Co.	34,467	3,056,189
Constellation Brands, Inc. - Class A	4,015	524,439
Keurig Dr Pepper, Inc.	17,078	544,105
Monster Beverage Corp. (a)	11,745	539,331
PepsiCo, Inc.	10,248	1,438,204
		6,102,268

Biotechnology - 1.4%
AbbVie, Inc.	14,369	3,684,499
Gilead Sciences, Inc.	8,797	1,287,353
Incyte Corp. (a)	4,211	518,879
Regeneron Pharmaceuticals, Inc.	646	516,206
Vertex Pharmaceuticals, Inc. (a)	1,821	991,571
		6,998,508

Broadline Retail - 4.0%

Amazon.com, Inc. (a)	75,550	19,625,623
eBay, Inc.	5,067	524,739
		20,150,362

Building Products - 0.3%
Allegion PLC	3,256	505,494
Masco Corp.	7,120	513,779
Trane Technologies PLC	1,514	672,822
		1,692,095

Capital Markets - 3.0%
Ares Management Corp. - Class A	3,731	534,167
Bank of New York Mellon Corp.	4,419	712,696
Blackrock, Inc.	1,222	1,412,155
Blackstone, Inc.	5,269	754,732
CBOE Global Markets, Inc.	1,765	529,853
Charles Schwab Corp.	12,674	1,391,859
CME Group, Inc.	2,155	615,253
Goldman Sachs Group, Inc.	2,339	2,399,580
Interactive Brokers Group, Inc. - Class A	5,722	556,693
Intercontinental Exchange, Inc.	3,342	537,059
Moody's Corp.	1,081	545,516
Morgan Stanley	12,689	2,706,817
MSCI, Inc.	931	531,266
Nasdaq, Inc.	5,355	528,057
S&P Global, Inc.	1,984	864,707
T. Rowe Price Group, Inc.	4,726	525,909
		15,146,319

Chemicals - 1.0%
Air Products & Chemicals, Inc.	1,723	533,200
Albemarle Corp.	3,996	539,340
CF Industries Holdings, Inc.	4,347	565,240
Ecolab, Inc.	1,871	529,867
Linde PLC	3,652	1,787,946
PPG Industries, Inc.	4,634	519,796
Sherwin-Williams Co.	1,565	530,238
		5,005,627

Commercial Services & Supplies - 0.4%
Cintas Corp.	2,615	527,681
Copart, Inc. (a)	16,218	535,032
Republic Services, Inc.	2,405	531,312
Rollins, Inc.	14,516	523,592
		2,117,617

Communications Equipment - 1.6%
Arista Networks, Inc. (a)	10,131	1,982,536
Ciena Corp. (a)	1,265	484,242
Cisco Systems, Inc.	35,508	3,923,279
F5, Inc. (a)	1,332	542,297
Lumentum Holdings, Inc. (a)	576	526,902
Motorola Solutions, Inc.	1,121	544,021
		8,003,277

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	294	454,412
EMCOR Group, Inc.	629	462,026

Quanta Services, Inc.	925	561,558
		1,477,996

Construction Materials - 0.2%
CRH PLC	5,558	524,064
Vulcan Materials Co.	1,897	511,393
		1,035,457

Consumer Finance - 0.5%
American Express Co.	5,297	1,748,911
Capital One Financial Corp.	4,267	915,314
		2,664,225

Consumer Staples Distribution & Retail - 1.1%
Casey's General Stores, Inc.	600	451,326
Costco Wholesale Corp.	3,587	3,385,733
Dollar General Corp.	4,270	541,223
Dollar Tree, Inc. (a)	3,965	501,929
Sysco Corp.	6,346	514,534
		5,394,745

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,945	512,754
Ball Corp.	8,526	536,882
Packaging Corp. of America	2,075	485,426
		1,535,062

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	49,607	1,284,325
Comcast Corp. - Class A	21,896	582,872
		1,867,197

Electric Utilities - 1.1%
Duke Energy Corp.	4,917	589,598
Edison International	7,146	385,741
Eversource Energy	7,226	506,832
Exelon Corp.	11,413	498,976
NextEra Energy, Inc.	15,478	1,274,459
NRG Energy, Inc.	4,324	476,159
PG&E Corp.	29,272	388,439
PPL Corp.	14,426	492,359
Southern Co.	7,557	665,016
		5,277,579

Electrical Equipment - 0.7%
AMETEK, Inc.	2,095	492,681
GE Vernova, Inc.	2,074	1,863,551
Rockwell Automation, Inc.	1,197	508,043
Vertiv Holdings Co. - Class A	2,596	671,637
		3,535,912

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. - Class A	9,792	1,552,521
Corning, Inc.	5,915	879,738
Keysight Technologies, Inc. (a)	1,531	494,054
TE Connectivity PLC	2,488	510,662
Teledyne Technologies, Inc. (a)	783	479,940

		3,916,915

Entertainment - 1.0%
Netflix, Inc. (a)	32,087	2,600,651
Take-Two Interactive Software, Inc. (a)	2,113	464,226
TKO Group Holdings, Inc.	2,678	489,030
Walt Disney Co.	12,839	1,380,834
		4,934,741

Financial Services - 4.2%
Berkshire Hathaway, Inc. - Class B (a)	19,014	9,583,626
Corpay, Inc. (a)	1,272	514,270
Fidelity National Information Services, Inc.	12,485	509,013
MasterCard, Inc. - Class A	7,195	4,240,086
Visa, Inc. - Class A	15,805	5,995,943
		20,842,938

Food Products - 0.4%
Hershey Co.	2,875	506,604
Hormel Foods Corp.	21,629	472,593
McCormick & Co., Inc.	9,453	512,542
Mondelez International, Inc. - Class A	8,320	516,422
		2,008,161

Gas Utilities - 0.1%
Atmos Energy Corp.	3,056	507,693

Ground Transportation - 0.8%
CSX Corp.	11,494	580,562
JB Hunt Transport Services, Inc.	1,881	499,349
Old Dominion Freight Line, Inc.	2,500	499,900
Uber Technologies, Inc. (a)	15,284	1,156,235
Union Pacific Corp.	4,312	1,296,489
		4,032,535

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	12,820	1,414,815
Becton Dickinson & Co.	2,844	534,985
Boston Scientific Corp. (a)	10,219	493,577
Dexcom, Inc. (a)	5,736	522,320
Edwards Lifesciences Corp. (a)	5,752	521,994
IDEXX Laboratories, Inc. (a)	945	526,072
Intuitive Surgical, Inc. (a)	2,565	966,646
Medtronic PLC	8,538	773,970
ResMed, Inc.	2,367	568,317
STERIS PLC	2,253	524,138
Stryker Corp.	2,825	914,735
		7,761,569

Health Care Providers & Services - 1.2%
Cardinal Health, Inc.	2,215	519,683
Centene Corp. (a)	7,991	514,141
CVS Health Corp.	8,635	810,913
McKesson Corp.	786	695,862
Quest Diagnostics, Inc.	2,194	527,218
UnitedHealth Group, Inc.	7,524	2,929,921
		5,997,738

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	2,145	612,805

Healthcare Equipment & Supplies - 0.0% (b)
ABIOMED INC (a)(c)	239	0

Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. - Class A (a)	3,941	722,070
Booking Holdings, Inc.	5,677	1,130,234
Chipotle Mexican Grill, Inc. (a)	15,515	590,035
Darden Restaurants, Inc.	2,323	497,726
DoorDash, Inc. - Class A (a)	2,608	604,378
Expedia Group, Inc.	1,606	509,295
Hilton Worldwide Holdings, Inc.	1,578	499,090
Las Vegas Sands Corp.	11,377	498,426
Marriott International, Inc. - Class A	1,581	540,323
McDonald's Corp.	5,541	1,460,275
		7,051,852

Household Durables - 0.3%
DR Horton, Inc.	3,563	515,067
Garmin, Ltd.	1,754	498,329
NVR, Inc. (a)	83	524,164
		1,537,560

Household Products - 0.8%
Church & Dwight Co., Inc.	5,285	527,337
Colgate-Palmolive Co.	5,741	515,657
Procter & Gamble Co.	19,130	2,776,146
		3,819,140

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	3,604	495,081

Industrial Conglomerates - 0.2%
3M Co.	3,304	567,726
DuPont de Nemours, Inc.	3,738	503,097
Honeywell International, Inc.	1	107
		1,070,930

Insurance - 1.6%
Aflac, Inc.	4,282	496,070
Allstate Corp.	1,989	512,764
Aon PLC - Class A	1,505	483,887
Arch Capital Group Ltd. (a)	5,224	512,318
Assurant, Inc.	1,838	518,059
Brown & Brown, Inc.	7,451	537,739
Chubb Ltd.	2,722	921,669
Cincinnati Financial Corp.	3,035	515,646
Erie Indemnity Co. - Class A	2,040	521,342
Globe Life, Inc.	2,905	501,606
Hartford Insurance Group, Inc.	3,780	519,296
Marsh & McLennan Cos., Inc.	3,042	577,372
Progressive Corp.	4,121	898,708
Travelers Cos., Inc.	1,418	518,889
		8,035,365

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	70,465	23,912,298
Meta Platforms, Inc. - Class A	13,826	7,913,173
		31,825,471

IT Services - 0.3%
Accenture PLC - Class A	4,252	806,860
VeriSign, Inc.	1,880	541,966
		1,348,826

Leisure Products - 0.1%
Hasbro, Inc.	5,472	514,915

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	3,528	541,760
Danaher Corp.	5,241	1,119,268
Mettler-Toledo International, Inc. (a)	370	519,902
Thermo Fisher Scientific, Inc.	2,963	1,828,467
West Pharmaceutical Services, Inc.	1,503	512,688
		4,522,085

Machinery - 1.5%
Caterpillar, Inc.	3,751	2,991,310
Cummins, Inc.	856	483,126
Dover Corp.	2,573	499,754
IDEX Corp.	2,229	509,639
Nordson Corp.	1,716	552,071
Otis Worldwide Corp.	7,367	524,015
Parker-Hannifin Corp.	911	892,270
Snap-on, Inc.	1,312	506,839
Wabtec Corp.	1,757	502,379
		7,461,403

Media - 0.3%
AppLovin Corp. - Class A (a)	2,264	706,504
News Corp. - Class A	17,985	552,319
		1,258,823

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	9,184	695,596
Newmont Goldcorp Corp.	7,230	911,414
Nucor Corp.	1,970	491,791
Steel Dynamics, Inc.	2,084	484,780
		2,583,581

Multi-Utilities - 0.6%
Ameren Corp.	4,755	504,077
Consolidated Edison, Inc.	4,818	515,622
DTE Energy Co.	3,706	502,645
NiSource, Inc.	12,352	505,444
Public Service Enterprise Group, Inc.	6,864	503,337
WEC Energy Group, Inc.	4,715	500,592
		3,031,717

Oil, Gas & Consumable Fuels - 2.1%
APA Corp.	12,559	541,921

Chevron Corp.	15,605	3,216,815
ConocoPhillips	8,509	1,127,357
Devon Energy Corp.	10,884	527,983
Diamondback Energy, Inc.	2,515	504,207
EOG Resources, Inc.	3,543	513,593
EQT Corp.	9,800	530,964
Expand Energy Corp.	5,516	541,451
Marathon Petroleum Corp.	1,648	615,231
Occidental Petroleum Corp.	8,796	529,343
Phillips 66	2,303	567,874
Texas Pacific Land Corp.	1,441	539,424
Valero Energy Corp.	1,689	606,216
		10,362,379

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	6,143	628,429

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	13,786	921,043
Eli Lilly & Co.	7,680	8,883,686
Johnson & Johnson	19,632	5,219,167
Merck & Co., Inc.	19,027	2,811,430
Zoetis, Inc.	7,095	547,024
		18,382,350

Professional Services - 0.4%
Broadridge Financial Solutions, Inc.	3,036	553,706
Equifax, Inc.	2,914	551,212
Paychex, Inc.	4,303	547,944
Verisk Analytics, Inc.	2,901	562,156
		2,215,018

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	3,486	508,294

Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices, Inc. (a)	13,686	6,442,274
Analog Devices, Inc.	3,780	1,368,889
Broadcom, Inc.	45,443	16,829,361
First Solar, Inc. (a)	2,381	480,724
KLA Corp.	10,524	1,846,436
Lam Research Corp.	9,903	2,985,655
Marvell Technology, Inc.	6,429	1,360,762
Micron Technology, Inc.	8,783	8,420,526
Monolithic Power Systems, Inc.	395	500,769
NVIDIA Corp.	162,000	35,766,360
QUALCOMM, Inc.	8,104	1,381,570
Teradyne, Inc.	1,283	448,832
Texas Instruments, Inc.	7,416	1,934,908
		79,767,066

Software - 7.8%
Adobe, Inc. (a)	2,634	771,209
Autodesk, Inc. (a)	2,108	544,981
Cadence Design Systems, Inc. (a)	1,743	590,494
Crowdstrike Holdings, Inc. - Class A (a)	8,319	1,921,689
Datadog, Inc. - Class A (a)	2,200	521,488
Fair Isaac Corp. (a)	482	552,955

Fortinet, Inc. (a)	5,197	888,323
Gen Digital, Inc.	18,853	584,443
Intuit, Inc.	1,649	592,486
Microsoft Corp.	44,386	22,516,574
Oracle Corp.	24,027	3,582,906
Palantir Technologies, Inc. - Class A (a)	20,025	3,732,260
PTC, Inc. (a)	3,539	551,164
ServiceNow, Inc. (a)	7,754	1,147,514
Synopsys, Inc. (a)	1,285	564,873
		39,063,359

Specialty Retail - 1.3%
Home Depot, Inc.	8,476	2,778,687
Lowe's Cos., Inc.	3,947	807,951
O'Reilly Automotive, Inc. (a)	5,722	508,114
Ross Stores, Inc.	2,200	502,788
TJX Cos., Inc.	8,404	1,125,380
Ulta Beauty, Inc. (a)	1,010	542,471
Williams-Sonoma, Inc.	2,154	491,650
		6,757,041

Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	93,371	29,584,601
Dell Technologies, Inc. - Class C	4,834	2,204,352
Sandisk Corp. (a)	840	1,316,028
Seagate Technology Holdings PLC	1,506	1,247,540
Western Digital Corp.	2,179	981,749
		35,334,270

Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp. - Class A	1,365	473,519
Tapestry, Inc.	3,888	479,740
		953,259

Tobacco - 0.6%
Altria Group, Inc.	11,136	762,593
Philip Morris International, Inc.	12,410	2,324,393
		3,086,986

Trading Companies & Distributors - 0.3%
Fastenal Co.	10,194	502,666
United Rentals, Inc.	459	476,442
WW Grainger, Inc.	400	523,796
		1,502,904

Water Utilities - 0.1%
American Water Works Co., Inc.	3,838	530,527

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	7,986	1,440,994
TOTAL COMMON STOCKS (Cost $365,245,649)		450,603,607

EXCHANGE TRADED FUNDS - 8.2%	Shares	Value
Roundhill Magnificent Seven ETF	598,296	41,126,867
TOTAL EXCHANGE TRADED FUNDS (Cost $38,469,513)		41,126,867

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts, Inc.	22,822		500,487

Industrial REITs - 0.2%
Prologis, Inc.	6,647		930,048

Residential REITs - 0.2%
Essex Property Trust, Inc.	1,834		518,949
Invitation Homes, Inc.	17,480		509,367
Vivmark Residential	1		53
			1,028,369

Retail REITs - 0.3%
Realty Income Corp.	8,399		514,691
Regency Centers Corp.	6,861		512,997
Simon Property Group, Inc.	2,361		501,287
			1,528,975

Specialized REITs - 0.9%
American Tower Corp.	3,011		529,033
Digital Realty Trust, Inc.	2,637		489,401
Equinix, Inc.	608		636,406
Extra Space Storage, Inc.	3,540		499,494
Iron Mountain, Inc.	4,099		472,819
Public Storage	1,607		493,333
SBA Communications Corp.	2,851		540,721
VICI Properties, Inc.	20,034		513,872
			4,175,079
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,089,182)			8,162,958

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (d)	1,247,987		1,247,987
TOTAL MONEY MARKET FUNDS (Cost $1,247,987)			1,247,987

TOTAL INVESTMENTS - 100.0% (Cost $413,052,331)			501,141,419
Other Assets in Excess of Liabilities - 0.0% (b)		0.00011	53,371
TOTAL NET ASSETS - 100.0%			$ 501,194,790

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Defensive Core Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 450,603,607	$ –	$ 0	$ 450,603,607
Exchange Traded Funds	41,126,867	–	–	41,126,867
Real Estate Investment Trusts	8,162,958	–	–	8,162,958
Money Market Funds	1,247,987	–	–	1,247,987
Total Investments	$ 501,141,419	$ –	$ 0	$ 501,141,419

Refer to the Schedule of Investments for further disaggregation of investment categories.